SHARE CAPITAL AND RESERVES (Details 7) - Share purchase warrants	12 Months Ended
	Nov. 30, 2018 CAD ($) Share $ / shares shares	Nov. 30, 2018 $ / shares	Nov. 30, 2017 CAD ($) Share $ / shares shares
Number Of Other Equity Instruments [Abstract]
Balance | Share	320,946		0
Granted | shares	800,000		323,673
Granted on anti-dilution clause | shares	72,800		132,043
Exercised | Share	(51,148)		(2,727)
Balance | Share	1,142,598		320,946
Weighted Average Exercise Price Of Other Equity Instruments [Abstract]
Balance | $	$ 4.36		$ 0
Granted | $ / shares	$ 6.65		$ 4.36
Granted on anti-dilution clause | (per share)	$ 3.33	$ 2.50
Exercised | $	$ 3.01		$ 3.75
Balance | $	$ 5.96		$ 4.36